SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued employees’ social insurance	$ 258,094	$ 327,735	$ 364,870
Accrued payroll and commission	264,613	179,183	105,844
Accrued rent expense	11,625	29,000
Construction payable	1,463,969	111,807
Payable for equipment purchase	20,051
Accrued professional fees	206,427	50,840	16,927
Deposit	11,668	12,239
Other payables	44,998	41,596	26,598
Acquisition payable (see Note 17)	3,622,293
Total	$ 5,903,738	$ 752,400	$ 514,239